Segment Information - (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Summary of the Group's operating segment results

The following tables present a summary of the Group’s operating segment results for the years ended December 31, 2020, 2021 and 2022, The Group does not allocate any assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues:
So-Young	1,294,988	1,580,507	1,017,170
Wuhan Miracle	—	111,956	242,339
Total	1,294,988	1,692,463	1,259,509
Elimination	—	—	(1,635)
Consolidated total revenues	1,294,988	1,692,463	1,257,874

Cost of revenues:
So-Young	(212,206)	(249,767)	(259,940)
Wuhan Miracle	—	(78,142)	(134,369)
Total	(212,206)	(327,909)	(394,309)
Elimination	—	20	1,017
Consolidated total cost of revenues	(212,206)	(327,889)	(393,292)

Gross profit:
So-Young	1,082,782	1,330,740	757,230
Wuhan Miracle	—	33,814	107,970
Total	1,082,782	1,364,554	865,200
Elimination	—	20	(618)
Consolidated gross profit	1,082,782	1,364,574	864,582

Summary of net revenues by type of good or service

The following table set forth the breakdown of net revenues by type of good or service for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Information services and others	962,089	1,304,455	888,475
Reservation services	332,899	276,052	128,668
Sales of equipment and maintenance services	—	111,956	240,731
Total revenues	1,294,988	1,692,463	1,257,874

Summary of depreciation expenses of property and equipment in cost of revenues by segment

The following table presents the depreciation expenses of property and equipment in cost of revenues by segment for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
So-Young	1,996	2,559	3,676
Wuhan Miracle	—	550	1,855
Total depreciation expenses of property and equipment	1,996	3,109	5,531

Summary of amortization expenses of intangible assets in cost of revenues by segment

The following table presents the amortization expenses of intangible assets in cost of revenues by segment for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
So-Young	4,723	7,907	9,649
Wuhan Miracle	—	5,647	12,667
Total amortization expense of Intangible assets	4,723	13,554	22,316